Financial Instruments and Fair Value Measurements, Summary of commodity derivatives (Details) - Commodities [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Designated as hedges: [Member] | Cash flow hedges [Member]
Derivative [Line Items]
Notional amount	$ 35	$ 41
Maturity date	2023
Not designated as hedges [Member]
Derivative [Line Items]
Notional amount	$ 249	$ 245
Not designated as hedges [Member] | Minimum [Member]
Derivative [Line Items]
Maturity date	2023
Not designated as hedges [Member] | Maximum [Member]
Derivative [Line Items]
Maturity date	2024